REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Actual Amount	$ 62,581	$ 69,573
Total capital to risk weighted assets, Actual Ratio (as a percent)	12.80%	14.90%
Tier 1 capital to risk weighted assets, Actual Amount	57,920	64,355
Tier 1 capital to risk weighted assets, Actual Ratio (as a percent)	11.80%	13.80%
Tier 1 capital to average assets, Actual Amount	57,920	64,355
Tier 1 capital to average assets, Actual Ratio (as a percent)	10.30%	12.00%
Consolidated | Minimum
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Adequacy Purposes Amount	39,153	37,283
Total capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 capital to risk weighted assets, Adequacy Purposes Amount	19,576	18,642
Tier 1 capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets, Adequacy Purposes Amount	22,469	21,486
Tier 1 capital to average assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Mbank
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Actual Amount	60,537	56,879
Total capital to risk weighted assets, Actual Ratio (as a percent)	12.40%	12.20%
Total capital to risk weighted assets, Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Amount	55,947	51,701
Tier 1 capital to risk weighted assets, Actual Ratio (as a percent)	11.50%	11.10%
Tier 1 capital to risk weighted assets, Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 capital to average assets, Actual Amount	55,947	51,701
Tier 1 capital to average assets, Actual Ratio (as a percent)	10.00%	9.60%
Tier 1 capital to average assets, Action Provisions Ratio (as a percent)	5.00%	5.00%
Mbank | Minimum
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Adequacy Purposes Amount	38,944	37,262
Total capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total capital to risk weighted assets, Action Provisions Amount	48,680	46,577
Tier 1 capital to risk weighted assets, Adequacy Purposes Amount	19,472	18,631
Tier 1 capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to risk weighted assets, Action Provisions Amount	29,208	27,946
Tier 1 capital to average assets, Adequacy Purposes Amount	22,352	21,481
Tier 1 capital to average assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets, Action Provisions Amount	$ 27,940	$ 26,851